Consolidated Statements of Stockholders' Deficit - USD ($)	Series B & C Redeemable Preferred Stock [Member] Temporary Equity [Member]	Series E Preferred Stock [Member] Preferred Stock [Member]	Series F Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Feb. 29, 2024		$ 3,350	$ 101,619	$ 924	$ 92,656,977	$ (132,962,427)	$ (40,199,557)
Balance, shares at Feb. 29, 2024		3,350,000	2,533	92,387,510
Cumulative Effect Adjustment RFV discount per adoption of ASU 2020-06 at March 1, 2024						(4,175,535)	(4,175,535)
Issuance of shares, net of issuance costs				$ 498	13,120,181		13,120,679
Issuance of shares, net of issuance costs, shares				49,796,369
Debt exchanged for common stock				$ 19	561,981		562,000
Debt exchanged for common stock, shares				1,940,659
Series F Preferred Shares exchanged for debt			$ (20)		(65,793)	(334,187)	(400,000)
Series F Preferred Shares exchanged for debt, shares			(20)
Issuance of Series B Preferred Shares	$ 360,000				(82,000)		(82,000)
Issuance of Series B Preferred Shares,shares	300
Series B Preferred Shares issued as commitment fee	$ 24,000				(24,000)		(24,000)
Series B Preferred Shares issued as commitment fee, shares	20
Series B Preferred shares issued as dividend	$ 5,188				(5,188)		(5,188)
Series B Preferred shares issued as dividend,shares	4
Redemption of Series B Preferred shares	$ (389,188)				89,189	(89,189)
Redemption of Series B Preferred shares,shares	(324)
Issuance of Series C Preferred Shares	$ 402,084				(123,504)		(123,504)
Issuance of Series C Preferred Shares,shares	306
Stock based compensation					331,685		331,685
Net loss						(18,935,592)	(18,935,592)
Ending balance, value at Feb. 28, 2025	$ 402,084	$ 3,350	$ 101,599	$ 1,441	106,459,528	(156,496,930)	(49,931,012)
Balance, shares at Feb. 28, 2025	306	3,350,000	2,513	144,124,538
Issuance of shares, net of issuance costs				$ 504	4,800,680		$ 4,801,184
Issuance of shares, net of issuance costs, shares				50,403,802			50,403,802
Debt exchanged for common stock				$ 714	6,383,286		$ 6,384,000
Debt exchanged for common stock, shares				71,350,000
Stock based compensation					315,849		315,849
Net loss						(14,510,251)	(14,510,251)
Conversion of Series C Preferred shares	$ (111,690)			$ 20	196,360	(84,690)	111,690
Conversion of Series C Preferred shares, shares	(85)			1,994,464
Cash redemption of Series C shares	$ (125,000)				29,871	(29,871)
Cash redemption of Series C shares, shares	(95)
Series C Preferred shares issued as dividend	$ 58,100				(58,100)		(58,100)
Series C Preferred shares issued as dividend, shares	44
Penalty on failure to redeem Series C Preferred shares	$ 149,307				(149,307)		(149,307)
Penalty on failure to redeem Series C Preferred shares, shares	114
Penalty on failure to convert Series C Preferred shares	$ 175,140				(175,140)		(175,140)
Penalty on failure to convert Series C Preferred shares, shares	133
Ending balance, value at Feb. 28, 2026	$ 547,941	$ 3,350	$ 101,599	$ 2,679	$ 117,803,027	$ (171,121,742)	$ (53,211,087)
Balance, shares at Feb. 28, 2026	417	3,350,000	2,513	267,872,804